Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 6.0%
KBC Ancora	6,406	$466,043
KBC Group NV	12,317	1,217,697
		1,683,740
Beverages — 22.6%
Anheuser-Busch InBev SA	89,766	6,338,649
Biotechnology — 14.3%
Argenx SE(a)	6,562	3,765,094
Galapagos NV(a)(b)	8,986	259,443
		4,024,537
Building Products — 0.6%
Recticel SA	13,425	171,841
Chemicals — 6.2%
Solvay SA	11,571	380,539
Syensqo SA	10,223	784,622
Tessenderlo Group SA	6,764	207,077
Umicore SA	32,775	360,629
		1,732,867
Construction & Engineering — 3.8%
Ackermans & van Haaren NV	3,259	830,089
Deme Group NV	1,577	245,182
		1,075,271
Consumer Staples Distribution & Retail — 1.1%
Colruyt Group NV	6,827	308,190
Distributors — 2.3%
D'ieteren Group	3,188	654,650
Diversified Telecommunication Services — 1.0%
Proximus SADP	32,544	283,922
Electric Utilities — 2.7%
Elia Group SA/NV, Class B	7,083	752,059
Electronic Equipment, Instruments & Components — 0.8%
Barco NV	15,874	232,930
Entertainment — 0.6%
Kinepolis Group NV	3,982	157,203
Financial Services — 5.6%
Groupe Bruxelles Lambert NV	11,390	931,944
Sofina SA	2,248	651,458
		1,583,402
Food Products — 2.1%
Lotus Bakeries NV	58	600,616
Health Care Providers & Services — 1.1%
Fagron	12,355	303,988
Health Care REITs — 3.8%
Aedifica SA	7,172	542,152
Cofinimmo SA	6,116	526,925
		1,069,077
Security	Shares	Value
Industrial REITs — 3.2%
Montea NV	3,531	$260,900
Warehouses De Pauw CVA	25,813	629,739
		890,639
Insurance — 4.4%
Ageas SA	19,029	1,242,570
Metals & Mining — 1.0%
Bekaert SA	6,718	272,910
Personal Care Products — 0.6%
Ontex Group NV(a)	18,535	165,262
Pharmaceuticals — 8.4%
UCB SA	12,980	2,361,316
Real Estate Management & Development — 1.0%
VGP NV	2,780	266,471
Residential REITs — 0.9%
Xior Student Housing NV	7,139	241,741
Retail REITs — 1.3%
Retail Estates NV	2,885	211,751
Vastned NV	4,051	144,105
		355,856
Semiconductors & Semiconductor Equipment — 0.9%
Melexis NV	3,888	261,382
Specialized REITs — 1.0%
Shurgard Self Storage Ltd.	6,682	272,170
Trading Companies & Distributors — 1.4%
Azelis Group NV	23,243	385,034
Total Long-Term Investments — 98.7% (Cost: $30,694,832)		27,688,293
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	235,512	235,606
Total Short-Term Securities — 0.8% (Cost: $235,598)		235,606
Total Investments — 99.5% (Cost: $30,930,430)		27,923,899
Other Assets Less Liabilities — 0.5%		138,690
Net Assets — 100.0%		$28,062,589

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$235,616 (a)	$—	$(18)	$8	$235,606	235,512	$159 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	112	—
				$(18)	$8	$235,606		$271	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	61	06/20/25	$372	$(2,642)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$27,688,293	$—	$27,688,293
Short-Term Securities
Money Market Funds	235,606	—	—	235,606
	$235,606	$27,688,293	$—	$27,923,899

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,642)	$—	$(2,642)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.